Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.37%	14.05%	11.91%
Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	16.13%	11.68%	9.95%
Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	12.42%	10.75%	9.29%

[1]	The table shows returns for the Predecessor Fund’s Advisor Class shares.
[2]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Predecessor Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.